Securities Available-for-Sale	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Securities Available-for-Sale

Note 7 — Securities Available-for-Sale

The following table presents the amortized cost, gross unrealized gains, gross unrealized losses, and fair market value of available-for-sale equity securities:

	September 30, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
Equity securities	$1,810	$279	$(191)	$1,898

	June 30, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
Equity securities	$885	$—	$(284)	$601

On August 11, 2016, pursuant to the terms of the Weald Agreements and upon closing of the transactions contemplated thereby, the Company received approximately 50.9 million shares of UKOG common stock (AIM:UKOG) as partial consideration pursuant to the Weald ATA. The Company considers the shares of UKOG to be available-for-sale, and therefore records temporary fluctuations in the value of such shares in other comprehensive income (loss). Pursuant to the Weald ATA, the Company’s shares in UKOG are subject to a six-month lock-up period on transfer, and the Company therefore may not sell its shares until February 10, 2017.

On April 15, 2016, pursuant to the Exchange Agreement, Magellan and One Stone entered into a Secured Promissory Note pursuant to which One Stone made a loan to Magellan in the aggregate amount of $625 thousand and simultaneously entered into a Pledge Agreement pursuant to which Magellan pledged, assigned and granted to One Stone a security interest in Magellan’s interests in MPA, which in turn holds the Company’s shareholdings of Central common stock, as collateral for the Note. Upon the closing of the Exchange on August 1, 2016, the Loan Amount was deemed paid in full and the Pledge Agreement was terminated, which restored the ability of the Company to sell its shares of Central common stock.

As of June 30, 2015, the Company determined that unrealized losses related to its investment in Central were other-than-temporary, and recognized an impairment loss in the amount of $14.9 million for the year ended June 30, 2015, equal to the difference between the carrying value of its investment in Central and the market price of Central’s common stock on the Australian Securities Exchange at June 30, 2015, including applicable foreign currency translation. The Company continues to monitor its investments in available-for-sale securities for indicators of other than temporary impairment. As of September 30, 2016, the Company determined that no such impairment had occurred.

Note 6 — Securities Available-for-Sale

The following table presents the amortized cost, gross unrealized gains, gross unrealized losses and fair market value of available-for-sale equity securities as follows:

	June 30, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
Equity securities	$885	$—	$(284)	$601

	June 30, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
Equity securities	$4,230	$—	$—	$4,230

During the year ended June 30, 2016, the Company sold part of its investment in Central due to the Company’s liquidity constraints and financing needs. The realized price at which the Company sold shares of its investment in Central was lower than the Company’s amortized cost, on a per share basis, of its investment. Consequently, the Company determined that unrealized losses incurred through June 30, 2015, related to its investment in Central were other-than-temporary, and recognized an impairment loss in the amount of $14.9 million as of June 30, 2015, equal to the difference between the carrying value of its investment in Central and the market price of Central’s common stock on the Australian Securities Exchange at June 30, 2015, including applicable foreign currency translation.

On April 15, 2016, pursuant to the Exchange Agreement, Magellan and One Stone entered into a Secured Promissory Note pursuant to which One Stone made a loan to Magellan in the aggregate amount of $625 thousand and simultaneously entered into a Pledge Agreement pursuant to which Magellan pledged, assigned and granted to One Stone a security interest in Magellan’s interests in MPA, which in turn holds the Company’s available-for sale securities, as collateral for the Note. Upon the closing of the Exchange, the Loan Amount was deemed paid in full as a portion of the exchange consideration, which restored the ability of the Company to sell its shares of Central common stock.

On June 10, 2016, pursuant to the Weald ATA, Magellan agreed to accept as partial consideration for the transfer of PEDLs 231, 234, and 243 to UKOG, shares of UKOG, the number of which was determined based upon the volume weighted average price of an ordinary share of UKOG over the 10 business days prior to the signing of the Weald ATA. The closing of the transactions contemplated by the Weald ATA occurred on August 11, 2016, and the value of shares of UKOG received by the Company was approximately GBP 703 thousand at the time of closing. Since Magellan’s receipt of the shares of UKOG was not due until closing of the transactions contemplated by the Weald ATA, and since the fair value of the net assets transferred in the Weald ATA was less than the consideration received, no adjustment has been recorded in these consolidated financial statements for any difference in the value of such shares from the time of signing of the Weald ATA and June 30, 2016.

Also, during the year ended June 30, 2015, the Company realized a loss on the sale of its other investment in securities available-for-sale in the amount of $171 thousand.